CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 6,166,880	$ 3,118,988
Restricted cash	859,192	434,938
Accounts receivable, net of allowance for credit losses of $4,083 and $7,978, as of December 31, 2019 and December 31, 2020 respectively	362,999	187,035
Prepaid expenses and other assets	1,054,229	535,187
Loans receivable, net of allowance for credit losses of nil and $20,872, as of December 31, 2019 and December 31, 2020 respectively	285,937	0
Inventories, net	64,219	26,932
Short-term investments	126,099	102,324
Amounts due from related parties	19,449	4,735
Total current assets	8,939,004	4,410,139
Non-current assets
Property and equipment, net	386,401	318,620
Operating lease right-of-use assets, net	234,555	182,965
Intangible assets, net	39,773	15,020
Long-term investments	190,482	113,797
Prepaid expenses and other assets	204,804	65,684
Loans receivable, net of allowance for credit losses of nil and $19,612, as of December 31, 2019 and December 31, 2020 respectively	117,149	0
Restricted cash	27,321	16,652
Deferred tax assets	99,904	70,340
Goodwill	216,278	30,952
Total non-current assets	1,516,667	814,030
Total assets	10,455,671	5,224,169
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $11,274 and $19,290 as of December 31, 2019 and 2020, respectively)	121,637	69,370
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $93,146 and $107,512 as of December 31, 2019 and 2020, respectively)	2,033,461	980,805
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $6,116 and $11,014 as of December 31, 2019 and 2020, respectively	161,379	65,062
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $1,569 and $2,347 as of December 31, 2019 and 2020, respectively)	42,613	34,990
Short-term borrowings (including short-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $1,258 and nil as of December 31, 2019 and 2020, respectively)	0	1,258
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $8,797 and $10,122 as of December 31, 2019 and 2020, respectively)	74,506	56,320
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $133,362 and $212,377 as of December 31, 2019 and 2020, respectively)	2,150,165	1,097,868
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2019 and 2020, respectively)	0	29,481
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $5,850 and $566 as of December 31, 2019 and 2020, respectively)	52,306	27,212
Total current liabilities	4,636,067	2,362,366
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $1,357 and $1,907 as of December 31, 2019 and 2020, respectively)	36,159	25,802
Long-term borrowings (including long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $358 and nil as of December 31, 2019 and 2020, respectively)	0	358
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $20,129 and $16,916 as of December 31, 2019 and 2020, respectively)	177,870	144,000
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $49,325 and $55,200 as of December 31, 2019 and 2020, respectively)	343,297	160,708
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2019 and 2020, respectively)	1,840,406	1,356,332
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2019 and 2020, respectively)	1,526	975
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $976 and $107 as of December 31, 2019 and 2020, respectively)	107	976
Total non-current liabilities	2,399,365	1,689,151
Total liabilities	7,035,432	4,051,517
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	8,526,571	4,687,284
Accumulated other comprehensive income	4,681	5,449
Statutory reserves	2,363	46
Accumulated deficit	(5,150,958)	(3,530,585)
Total Sea Limited shareholders' (deficit) equity	3,382,912	1,162,424
Non-controlling interests	37,327	10,228
Total shareholders' (deficit) equity	3,420,239	1,172,652
Total liabilities and shareholders' (deficit) equity	10,455,671	5,224,169
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	179	154
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 76	$ 76